Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consist of the following:
	As of December 31,
	2022	2023
Payroll payable	$1,342,352	$1,623,940
Professional fee payable	266,510	439,175
Interest payable	-	337,873
Other tax payable	59,076	76,148
Others	259,476	161,075
Total	$1,927,414	$2,638,211